Form N-1A Supplement	Sep. 15, 2026
ACR Opportunity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ACR Opportunity Fund

Class I Shares (Ticker Symbol: ACROX)

Each a series (the “Funds”) of Investment Managers Series Trust II

Supplement dated September 15, 2026, to the

Prospectus, Statement of Additional Information,

and Summary Prospectuses, each dated March 31, 2026.

Effective immediately, the Funds’ new website is https://acr-invest.com/. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

ACR Equity International Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ACR Equity International Fund

Class I Shares (Ticker Symbol: ACREX)

Each a series (the “Funds”) of Investment Managers Series Trust II

Supplement dated September 15, 2026, to the

Prospectus, Statement of Additional Information,

and Summary Prospectuses, each dated March 31, 2026.

Effective immediately, the Funds’ new website is https://acr-invest.com/. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.